Other current and non-current non-financial assets - Conciliation of Explorations in Execution (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other current and non-current non-financial assets
Opening balance	$ 1,000	$ 2,666
Disbursements	4,227	1,736
Reclassifications	(1,528)	(3,402)
Total changes	2,699	(1,666)
Total	$ 3,699	$ 1,000